12. DERIVATIVE LIABILITY - WARRANTS (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
December 31, 2013 Fair Value of Warrant Liability	$ 303,662
Fair Value of Warrants Issued	264,375
Change in Fair value of Warrant Liabilities	(291,662)
Reclassification of Warrants to Equity at December, 31, 2014	(123,569)
December 31, 2014 Fair Value of Warrant Liability	153,154
Broker Warrants
December 31, 2013 Fair Value of Warrant Liability	9,364
Fair Value of Warrants Issued	1,854
Change in Fair value of Warrant Liabilities	(3,939)
Reclassification of Warrants to Equity at December, 31, 2014	(6,236)
December 31, 2014 Fair Value of Warrant Liability	1,391
Investor Warrants
December 31, 2013 Fair Value of Warrant Liability	294,298
Fair Value of Warrants Issued	262,521
Change in Fair value of Warrant Liabilities	(287,723)
Reclassification of Warrants to Equity at December, 31, 2014	(117,333)
December 31, 2014 Fair Value of Warrant Liability	$ 151,763